Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 46,169	$ 13,973	$ 6,002
Short-term marketable securities	6,137	6,382	6,382
Receivable from stockholder		650
Prepaid expenses and other current assets	305	25	25
Total current assets	52,611	21,030	12,409
Property and equipment, net	21	19	23
Restricted cash		141	141
Other long-term assets	36	32
Total assets	52,668	21,222	12,573
Current liabilities:
Accounts payable	816	761	225
Accrued expenses	1,658	1,361	396
Current portion loan payable	1,250
Deferred income	800	800
Other current liabilities	530	562	68
Total current liabilities	5,054	3,484	689
Loan payable	3,691
Other long-term liabilities	87	96
Total liabilities	8,832	3,580	689
Commitments and contingencies
Convertible preferred stock		39,203	22,155
Stockholders' equity (deficit):
Common stock, value	21	1
Additional paid-in capital	77,429	654	303
Deficit accumulated during the development stage	(33,614)	(22,210)	(10,574)
Total stockholders' equity (deficit)	43,836	(21,555)	(10,271)
Total liabilities stockholders' equity	$ 52,668	$ 21,222	$ 12,573